Stock Option Plan and Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plan Activity
Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in years
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of December 31, 2019	5,947	$1.23	8.1
Granted	18,528	$0.22
Exercised	(50)	$0.80
Forfeited or expired	(1,971)	$0.80
Outstanding as of June 30, 2020	22,454	$0.32	9.5
Options vested and expected to vest as of June 30, 2020	22,454	$0.32
Vested and exercisable as of June 30, 2020	2,613	$0.83
Outstanding as of December 31, 2020	26,347	$0.27	9.3
Granted	1,186	$5.40
Exercised	(203)	$1.40
Forfeited or expired	(332)	$0.33
Outstanding as of June 30, 2021	26,998	$0.48	8.7
Options vested and expected to vest as of June 30, 2021	26,998	$0.48
Vested and exercisable as of June 30, 2021	7,299	$0.51

Activity under the Company’s stock option plans is set forth below:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in years
	(In thousands)	(Per Share Data)	(Years)
Outstanding as of January 1, 2019	6,389	$1.50
Granted	5,882	$0.80
Exercised	(151)	$1.05
Forfeited or expired	(6,173)	$1.39
Outstanding as of December 31, 2019	5,947	$1.23	8.1
Granted	25,675	$0.20
Exercised	(67)	$0.80
Forfeited or expired	(5,208)	$0.55
Outstanding as of December 31, 2020	26,347	$0.27	9.3
Options vested and expected to vest as of December 31, 2020	26,347	$0.27
Vested and exercisable as of December 31, 2020	3,309	$0.77

Weighted-Average Assumptions Used in Stock Options
The weighted-average assumptions in the Black-Scholes option-pricing model used to determine the fair value of stock options granted were as follows:

	Six months ended June 30,
	2021	2020
Expected volatility	60%	60%
Risk-free interest rate	0.9% – 1.0%	0.4% – 0.8%
Dividend yield	—%	—%
Expected term (in years)	5.71	6.07

The weighted-average assumptions in the Black-Scholes option-pricing model used to determine the fair value of stock options granted were as follows:

	Year ended December 31,
	2020	2019
Expected volatility	60%	60%
Risk-free interest rate	0.4% – 0.5%	2.0% – 3.0%
Dividend yield	—%	—%
Expected term (in years)	6.04	5.28

Schedule of Stock-Based Compensation Expense
The following sets forth the total stock-based compensation expense for the stock options included in the statements of operations:

	Six months ended June 30,
	2021	2020
	(In thousands)
Research and development	$387	$382
Selling and marketing	174	213
General and administrative	514	182
	$1,075	$777

The following sets forth the total stock-based compensation expense for the stock options included in the statements of operations:

	Year ended December 31,
	2020	2019
	(In thousands)
Research and development	$728	$769
Selling and marketing	373	304
General and administrative	354	399
	$1,455	$1,472